AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.1%
Long-Term Municipal Bonds – 98.1%
Arizona – 80.7%
Arizona Department of Transportation State Highway Fund Revenue Series 2013A 5.00%, 07/01/2037 (Pre-refunded/ETM)	$3,000	$3,193,740
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.25%, 07/01/2029 (Pre-refunded/ETM)	1,500	1,525,365
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	1,000	1,003,540
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/2034	3,000	3,411,300
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 20192 – Class A 3.625%, 05/20/2033	1,056	1,143,557
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) 4.00%, 11/01/2045	1,000	1,129,180
Arizona Industrial Development Authority (North Carolina Central University Project) BAM 5.00%, 06/01/2058	2,300	2,674,394
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) 5.00%, 02/01/2037	1,500	1,903,740
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2050(a)	600	615,396
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2043-05/01/2048	2,100	2,161,647
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,291,961
City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 07/01/2035	3,450	4,033,671
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 07/01/2028	2,000	2,118,780
City of Mesa AZ Series 2013 5.00%, 07/01/2032 (Pre-refunded/ETM)	5,000	5,319,450
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 07/01/2032	1,000	1,132,000

	Principal Amount (000)	U.S. $ Value

City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) 5.00%, 07/01/2049	$2,500	$3,033,700
Series 2017A 5.00%, 07/01/2033	750	896,475
City of Tempe AZ (City of Tempe AZ Excise Tax) Series 2016 5.00%, 07/01/2030	520	630,542
City of Tucson AZ Water System Revenue Series 2012 5.00%, 07/01/2028 (Pre-refunded/ETM)	500	532,290
5.00%, 07/01/2029 (Pre-refunded/ETM)	1,860	1,980,119
County of Pinal AZ Series 2014 5.00%, 08/01/2032	2,840	3,206,076
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	1,079,100
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	1,088,780
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012C 5.00%, 07/01/2038	2,500	2,679,900
Industrial Development Authority of the City of Phoenix (The) Series 2012 6.00%, 07/01/2032 (Pre-refunded/ETM)	250	254,618
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018A 5.00%, 07/01/2037-07/01/2042	2,250	2,526,590
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/2032	2,500	2,678,825
La Paz County Industrial Development Authority (Harmony Public Schools) 4.00%, 02/15/2041-02/15/2051(b)	1,130	1,223,899
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016A 5.00%, 01/01/2033-01/01/2035	3,400	4,089,626
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	830	967,182
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017A 5.00%, 07/01/2037	750	885,780

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036-07/01/2047	$2,450	$2,690,372
Maricopa County Special Health Care District Series 2018C 5.00%, 07/01/2034-07/01/2036	4,700	5,706,324
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,909,500
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,133,500
Salt River Project Agricultural Improvement & Power District 5.00%, 01/01/2029(b)	2,750	3,500,337
Series 2012A 5.00%, 12/01/2029	1,500	1,588,290
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	3,449,325
5.25%, 12/01/2022-12/01/2023	1,165	1,280,385
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,339,980
Tempe Industrial Development Authority (Friendship Village of Tempe) 5.00%, 12/01/2054	815	827,054
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	400	425,412
University of Arizona (The) Series 2014 5.00%, 08/01/2033	3,765	4,209,383
Western Maricopa Education Center District No. 402 Series 2014B 4.50%, 07/01/2033-07/01/2034	3,940	4,335,149

		94,806,234

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	215	244,285

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	225	276,496

	Principal Amount (000)	U.S. $ Value

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	$465	$480,973

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	585,598

Florida – 1.0%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	1,000	1,117,870

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2056	200	235,112

Guam – 2.0%
Guam Department of Education (Guam Department of Education COP) 5.00%, 02/01/2040	310	331,136
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	866,992
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	875	1,002,660
Territory of Guam 5.00%, 11/15/2031	95	103,322

		2,304,110

Illinois – 2.9%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	335	397,726
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/2032	2,360	2,496,526
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	415	492,061

		3,386,313

Indiana – 0.2%
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020A 3.00%, 11/01/2030	100	104,738
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	145	133,095

		237,833

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.9%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.25%, 06/01/2041	$1,000	$1,107,780

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/2045	500	543,070
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)	100	126,410

		669,480

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	58,007

New York – 2.6%
Metropolitan Transportation Authority 5.00%, 11/15/2027	1,000	1,212,150
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020A 5.00%, 10/01/2050	755	1,136,434
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	700	708,960

		3,057,544

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	304,680
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	528,990

		833,670

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	320	329,600

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	$100	$121,844
NATL Series 2007V 5.25%, 07/01/2029	100	110,006
Puerto Rico Highway & Transportation Authority AGC Series 2007C 5.50%, 07/01/2031	140	173,699
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	335	413,448
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	345	356,213
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	110,756
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	130	107,393
Series 2019A 4.329%, 07/01/2040	105	112,681
5.00%, 07/01/2058	480	530,419

		2,036,459

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	165	167,544

Texas – 2.5%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	308,844
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034	1,000	1,147,360
Series 2015B 5.00%, 01/01/2034	1,300	1,492,101

		2,948,305

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a) (b)	225	254,711

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2055(a)	$100	$108,904

		363,615

Total Municipal Obligations (cost $109,174,806)		115,246,828

	Shares

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(c) (d) (e) (cost $5,518,371)	5,518,371	5,518,371

Total Investments – 102.8% (cost $114,693,177)(f)		120,765,199
Other assets less liabilities – (2.8)%		(3,304,554)

Net Assets – 100.0%		$117,460,645

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	$221,088	$—	$221,088
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	251,302	—	251,302
USD	510	01/15/2030	1.572%	CPI#	Maturity	31,796	—	31,796
USD	510	01/15/2030	1.587%	CPI#	Maturity	31,007	—	31,007
USD	390	02/15/2051	CPI#	2.290%	Maturity	10,100	—	10,100

						$545,293	$—	$545,293

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	376	02/05/2025	1.361%	3 Month LIBOR	Semi-Annual/ Quarterly	$(10,850)	$(10,658)	$(192)
USD	376	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	10,850	—	10,850
USD	844	02/06/2025	1.419%	3 Month LIBOR	Semi-Annual/ Quarterly	(26,214)	(25,823)	(391)
USD	844	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	26,213	—	26,213

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,245	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	$15,349	$—	$15,349
USD	3,280	01/15/2030	0.849%	3 Month LIBOR	Semi-Annual/ Quarterly	164,137	167,708	(3,571)
USD	3,280	01/15/2030	3 Month LIBOR	0.849%	Quarterly/ Semi-Annual	(164,136)	—	(164,136)
USD	1,300	02/15/2040	3 Month LIBOR	1.302%	Quarterly/ Semi-Annual	(124,510)	—	(124,510)
USD	200	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,902)	—	(1,902)

						$(111,063)	$131,227	$(242,290)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.120%	SIFMA*	Quarterly	$(16,255)	$—	$(16,255)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	(17,035)	—	(17,035)

							$(33,290)	$—	$(33,290)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $3,628,279 or 3.1% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,126,241 and gross unrealized depreciation of investments was $(784,506), resulting in net unrealized appreciation of $6,341,735.

As of February 28, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.3% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Arizona Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$115,246,828	$—	$115,246,828
Short-Term Investments	5,518,371	—	—	5,518,371

Total Investments in Securities	5,518,371	115,246,828	—	120,765,199
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	545,293	—	545,293
Centrally Cleared Interest Rate Swaps	—	216,549	—	216,549

Liabilities:
Centrally Cleared Interest Rate Swaps	—	(327,612)	—	(327,612)
Interest Rate Swaps	—	(33,290)	—	(33,290)

Total	$5,518,371	$115,647,768	$—	$121,166,139

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2021 is as follows:

Fund	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,018	$18,908	$16,408	$5,518	$1